THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK ††— 97.7%

	Shares	Value

COMMUNICATION SERVICES — 3.7%
Glu Mobile*	60,017	$528,750
QuinStreet*	27,254	576,967
Thryv Holdings*	37,100	698,222

		1,803,939

CONSUMER DISCRETIONARY — 12.0%
Aspen Group*	52,197	493,522
Clarus	45,405	729,204
Core-Mark Holding	17,735	543,933
Designer Brands, Cl A	60,900	746,025
Johnson Outdoors, Cl A	7,024	765,827
Magnite*	30,792	1,066,635
Stride*	15,961	410,996
XPEL*	10,368	497,768
Zumiez*	15,554	670,066

		5,923,976

CONSUMER STAPLES — 2.0%
elf Beauty*	20,092	437,202
Utz Brands	23,700	558,846

		996,048

ENERGY — 1.1%
National Energy Services Reunited*	51,082	550,664

FINANCIALS — 4.1%
Federal Agricultural Mortgage, Cl C	6,700	509,200
Guaranty Bancshares	12,203	407,336
Pacific Premier Bancorp	16,163	537,420
QCR Holdings	15,100	585,578

		2,039,534

HEALTH CARE — 25.2%
Accuray*	90,211	445,642
Antares Pharma*	170,894	748,516

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
BioDelivery Sciences International*	78,500	$302,225
Cardiovascular Systems*	7,346	330,497
CareDx*	9,018	689,246
Cerus*	87,997	579,900
CryoPort*	9,217	628,599
Inmode*	11,815	695,431
Inogen*	13,784	674,451
IntriCon*	30,103	551,788
iRadimed*	20,738	513,058
Lantheus Holdings*	28,415	462,312
LeMaitre Vascular	10,904	524,046
Mesa Laboratories	2,204	610,817
ModivCare*	3,972	629,840
NeoGenomics*	16,896	895,826
STAAR Surgical*	9,618	986,615
Surmodics*	12,300	559,650
Tactile Systems Technology*	9,517	519,152
U.S. Physical Therapy	5,228	629,137
Utah Medical Products	5,660	490,552

		12,467,300

INDUSTRIALS — 22.1%
Air Transport Services Group*	22,128	562,272
Alamo Group	3,900	544,401
Allied Motion Technologies	15,985	723,321
CBIZ*	21,051	545,431
Construction Partners, Cl A*	19,421	551,945
CRA International	9,696	515,924
Energy Recovery*	55,671	770,487
ESCO Technologies	4,786	455,053
Exponent	7,506	619,846
Huron Consulting Group*	11,472	607,557
Kornit Digital*	8,579	777,558

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Montrose Environmental Group*	19,047	$704,358
MYR Group*	15,566	865,625
Radiant Logistics*	92,275	535,195
Shyft Group	24,177	730,145
Sterling Construction*	44,591	912,778
Vicor*	5,660	489,817

		10,911,713

INFORMATION TECHNOLOGY — 22.3%
ADTRAN	34,679	596,479
Airgain*	28,689	654,683
Axcelis Technologies*	23,241	795,772
Cerence*	7,496	838,878
DSP Group*	24,632	397,314
Ebix	16,300	848,741
Harmonic*	90,777	704,429
Lattice Semiconductor*	11,437	458,738
Limelight Networks*	110,482	503,245
Luna Innovations*	61,900	657,997
MagnaChip Semiconductor*	42,941	729,568
Model N*	17,333	588,975
OneSpan*	27,163	633,441
Perficient*	13,349	728,989
Powerfleet*	32,700	232,170
QAD, Cl A	10,000	647,900
Silicon Motion Technology ADR	10,288	508,330
Zix*	63,277	515,708

		11,041,357

MATERIALS — 3.8%
Haynes International	18,913	438,593
Ranpak Holdings, Cl A*	48,546	841,788
UFP Technologies*	13,339	613,727

		1,894,108

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 1.4%
RE, Cl A	19,305	$699,227

TOTAL COMMON STOCK (Cost $30,969,571)		48,327,866

SHORT-TERM INVESTMENT(A) — 2.6%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.030% (Cost $1,296,055)	1,296,055	1,296,055

TOTAL INVESTMENTS— 100.3% (Cost $32,265,626)		$49,623,921

Percentages are based on Net Assets of $49,483,364.
*	Non-income producing security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-2100

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.5%

	Shares	Value

COMMUNICATION SERVICES — 1.2%
Glu Mobile*	23,400	$206,154

CONSUMER DISCRETIONARY — 13.8%
Callaway Golf	13,300	370,937
Five Below*	1,900	333,887
Papa John’s International	3,900	398,892
Skyline Champion*	11,100	373,293
Stride*	6,500	167,375
WW International*	12,500	332,000
Wyndham Destinations	7,000	309,680
YETI Holdings*	2,400	157,968

		2,444,032

CONSUMER STAPLES — 1.6%
Primo Water	18,800	290,460

ENERGY — 1.2%
Denbury*	7,700	220,297

FINANCIALS — 0.9%
Banner	3,800	168,074

HEALTH CARE — 27.9%
Cardiovascular Systems*	9,100	409,409
CareDx*	3,600	275,148
Coherus Biosciences*	15,300	287,640
Covetrus*	11,100	378,177
Emergent BioSolutions*	2,600	277,810
Encompass Health	4,500	361,800
Ensign Group	5,000	391,400
Harmony Biosciences Holdings*	5,200	186,472
Inmode*	5,500	323,730

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Inovalon Holdings, Cl A*	13,300	$324,520
ModivCare*	2,500	396,425
NuVasive*	5,500	295,570
Omnicell*	3,100	365,180
Pacira BioSciences*	6,700	442,736
R1 RCM*	9,200	232,116

		4,948,133

INDUSTRIALS — 21.5%
Air Transport Services Group*	12,702	322,758
Arcosa	4,500	251,055
Cubic	3,800	232,484
Gibraltar Industries*	4,200	376,446
Griffon	14,400	323,424
ICF International	4,300	331,659
Lindsay	1,900	265,677
Matson	6,600	394,680
Mercury Systems*	3,376	239,898
Primoris Services	7,968	231,909
Rexnord	6,600	249,876
Tetra Tech	2,700	328,239
Vicor*	2,998	259,447

		3,807,552

INFORMATION TECHNOLOGY — 24.7%
Axcelis Technologies*	10,800	369,792
Brooks Automation	5,300	401,528
EPAM Systems*	1,100	378,873
Fabrinet*	3,600	284,184
Lattice Semiconductor*	6,170	247,478
Model N*	7,713	262,088
Pegasystems	3,200	407,840
Progress Software	7,100	285,278
Radware*	6,627	187,875

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Silicon Motion Technology ADR	4,273	$211,129
SunPower, Cl A*	6,700	361,867
Verint Systems*	4,800	354,384
Viavi Solutions*	23,600	364,620
WNS Holdings ADR*	3,982	267,511

		4,384,447

MATERIALS — 4.7%
Ingevity*	4,300	282,467
Materion	4,600	313,674
Osisko Gold Royalties	20,600	230,720

		826,861

TOTAL COMMON STOCK (Cost $12,197,090)		17,296,010

SHORT-TERM INVESTMENT(A) — 4.9%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares , 0.030% (Cost $868,610)	868,610	868,610

TOTAL INVESTMENTS— 102.4% (Cost $13,065,700)		$18,164,620

Percentages are based on Net Assets of $17,746,197.
*	Non-income producing security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR	American Depositary Receipt
Cl	Class

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2021 (Unaudited)

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3500

4